Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 11, 2019
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000744822
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 11, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2019
Prospectus Date	rr_ProspectusDate	Jun. 12, 2019